FSB Bancorp, Inc. (Parent Company Only) Financial Information (Restated) (Details 2) - USD ($) $ in Thousands		3 Months Ended			6 Months Ended	9 Months Ended	12 Months Ended
		Sep. 30, 2017	Jun. 30, 2017	Mar. 31, 2017	Jun. 30, 2017	Sep. 30, 2017	Dec. 31, 2017		Dec. 31, 2016
Cash flows from operating activities
Net income		$ 179	$ 224	$ (5)	$ 219	$ 398	$ 211	[1]	$ 854	[1]
Adjustments to reconcile net income to net cash flows from operating activities:
Stock based compensation	[1]						133
Decrease in accrued interest receivable	[1]						172		(3)
Net increase in other liabilities				(418)	(415)	(214)	(626)	[1]	631	[1]
Net cash flows from operating activities	[1]						(256)		3,562
Cash flows from investing activities
Proceeds from maturities and calls of securities available-for-sale	[1]						1,250		7,334
Net cash flows from investing activities	[1]						(37,827)		(18,590)
Cash flows from financing activities
Proceeds from stock conversion and offering	[1]								8,990
Effect of stock repurchase plan	[1]						(1,062)
Net cash flows from financing activities	[1]						41,073		16,288
Net (decrease) increase in cash and cash equivalents	[1]						2,990		1,260
Cash and Cash Equivalents - Beginning	[1]			7,407	7,407	7,407	7,407		6,147
Cash and Cash Equivalents - Ending	[1]						10,397		7,407
Parent company
Cash flows from operating activities
Net income							211		854
Adjustments to reconcile net income to net cash flows from operating activities:
Equity in undistributed earnings of banking subsidiary							(483)		(923)
Stock based compensation							133
Decrease in accrued interest receivable									8
Net increase in other liabilities							4
Net cash flows from operating activities							(135)		(61)
Cash flows from investing activities
Proceeds to banking subsidiary									(7,300)
Proceeds from maturities and calls of securities available-for-sale									1,000
Payments received on ESOP loan							33		33
Net cash flows from investing activities							33		(6,267)
Cash flows from financing activities
Proceeds from stock conversion and offering									8,944
Effect of stock repurchase plan							(1,062)
Net cash flows from financing activities							(1,062)		8,944
Net (decrease) increase in cash and cash equivalents							(1,164)		2,616
Cash and Cash Equivalents - Beginning				$ 2,881	$ 2,881	$ 2,881	2,881		265
Cash and Cash Equivalents - Ending							$ 1,717		$ 2,881

[1]	Restated